UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-08039

                               THIRD AVENUE TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

              622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY             10017
--------------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)

W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK, NY    10017
---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021

Date of fiscal year end: OCTOBER 31, 2008

Date of reporting period: APRIL 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is as follows:


================================================================================


                               [THIRD AVENUE LOGO]

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                      THIRD AVENUE REAL ESTATE VALUE FUND

                     THIRD AVENUE INTERNATIONAL VALUE FUND



                               SEMI-ANNUAL REPORT
                                -----------------
                                 April 30, 2008



================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE FUNDS

                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Funds' investment adviser pursuant to the adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling
(800) 443-1021, (ii) on the website of the Securities and Exchange Commission ("SEC") at http://www.sec.gov., and (iii) the Funds' website www.thirdavenuefunds.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Third Avenue Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds' Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            INDUSTRY DIVERSIFICATION
                                AT APRIL 30, 2008


THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2008 IS AS FOLLOWS:
(UNAUDITED)

   [THE FOLLOWING DATA POINTS REPRESENT A BAR CHART IN THE PRINTED DOCUMENT.]


INDUSTRY                                                    % OF NET ASSETS
--------                                                    ---------------
Holding Companies                                                22.37
Non-U.S. Real Estate Operating Companies                         15.63
U.S. Real Estate Operating Companies                              7.65
Oil & Gas Production & Services                                   6.51
Automotive                                                        6.35
Annuities & Mutual Fund Management & Sales                        5.60
Financial Insurance/Credit Enhancement                            5.38
Non-Life Insurance-Japan                                          4.44
Steel & Specialty Steel                                           4.04
Utilities, Utility Service Companies & Waste Management           2.29
Electronics Components                                            1.93
Building Products                                                 1.60
Commercial Services                                               1.36
Other                                                             4.92
Cash and Equivalents (Net)                                        9.93



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                        1
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                   PRINCIPAL                                                                               VALUE
                                   AMOUNT ($)    ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 2.60%
Auto & Related - 0.12%              2,005,000    General Motors Corp., step bond, 0.000% until 3/15/16
                                                   (7.750% thereafter), due 3/15/36                                   $      556,387
                                   14,125,000    GMAC LLC, 7.250%, due 3/2/11                                             11,989,540
                                                                                                                      --------------
                                                                                                                          12,545,927
                                                                                                                      --------------
Consumer Products - 0.14%          14,646,612    Home Products International, Inc., 2nd Lien, Convertible, PIK,
                                                   6.000%, due 3/20/17 (b)                                                14,646,612
                                                                                                                      --------------
Financial Insurance/Credit        197,000,000    MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (h)                      180,441,165
Enhancement - 1.76%                                                                                                   --------------

Financial Services - 0.07%          8,250,000    CIT Group, Inc., 4.750%, due 12/15/10                                     7,078,632
                                                                                                                      --------------
Home Development - 0.50%                         Standard Pacific Corp.:
                                    5,000,000      6.500%, due 8/15/10                                                     4,125,000
                                   10,850,000      6.875%, due 5/15/11                                                     8,408,750
                                    1,033,000      7.750%, due 3/15/13                                                       785,080
                                   14,050,000      6.250%, due 4/1/14                                                     10,607,750
                                   36,415,000      7.000%, due 8/15/15                                                    27,311,250
                                                                                                                      --------------
                                                                                                                          51,237,830
                                                                                                                      --------------
Retail - 0.01%                        700,736    Sears Holding Corp. Trade Claims (a) (b)                                    513,343
                                                                                                                      --------------
                                                 TOTAL CORPORATE DEBT INSTRUMENTS
                                                 (Cost $270,140,579)                                                     266,463,509
                                                                                                                      --------------
                                   SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.01%
Auto Supply - 0.01%                 2,039,865    ISE Corp. Series B (a) (b)                                                       --
                                      977,469    ISE Corp. Series C (a) (b)                                                1,064,464
                                                                                                                      --------------
                                                                                                                           1,064,464
                                                                                                                      --------------
Financial Insurance/Credit          6,045,667    CGA Group, Ltd. Series C (a) (b) (Bermuda)                                       --
Enhancement - 0.00%#                                                                                                  --------------

Insurance & Reinsurance - 0.00%#        4,775    Ecclesiastical Insurance, 8.625% (United Kingdom)                            10,515
                                    1,022,245    RS Holdings Corp., Convertible, Class A (a) (b)                             421,471
                                                                                                                      --------------
                                                                                                                             431,986
                                                                                                                      --------------
                                                 TOTAL PREFERRED STOCKS
                                                 (Cost $14,103,695)                                                        1,496,450
                                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       2
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)
                                      VALUE

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 87.37%
Annuities & Mutual Fund             5,500,000    Bank of New York Mellon Corp.                                        $  239,415,000
Management & Sales - 5.60%          2,451,598    Legg Mason, Inc.                                                        147,782,327
                                    5,148,000    Power Corp. of Canada (Canada)                                          180,545,487
                                      139,212    Westwood Holdings Group, Inc.                                             4,869,636
                                                                                                                      --------------
                                                                                                                         572,612,450
                                                                                                                      --------------

Auto Supply - 0.00%#                  217,210    ISE Corp. (a) (b)                                                                --
                                                                                                                      --------------

Automotive - 6.23%                 18,376,400    Toyota Industries Corp. (c) (Japan)                                     637,965,130
                                                                                                                      --------------

Building Products - 1.10%           3,189,400    USG Corp. (a)                                                           112,617,714
                                                                                                                      --------------

Business Services - 0.08%             337,082    Fair Issac Corp.                                                          8,349,521
                                                                                                                      --------------

Commercial Services - 1.36%         2,429,960    Alliance Data Systems Corp. (a)                                         139,504,004
                                                                                                                      --------------

Consumer Products - 0.01%             526,368    Home Products International, Inc. (a) (b) (c)                               563,214
                                                                                                                      --------------

Depository Institutions - 0.64%       390,800    Berkshire Hills Bancorp, Inc.                                            10,000,572
                                      529,600    Brookline Bancorp, Inc.                                                   5,719,680
                                      218,500    Carver Bancorp, Inc. (c)                                                  2,458,125
                                   19,558,450    Chong Hing Bank, Ltd. (Hong Kong)                                        47,081,927
                                                                                                                      --------------
                                                                                                                          65,260,304
                                                                                                                      --------------

Electronics Components - 1.93%      9,046,200    AVX Corp. (c)                                                           119,138,454
                                    3,500,000    Intel Corp.                                                              77,910,000
                                                                                                                      --------------
                                                                                                                         197,048,454
                                                                                                                      --------------

Financial Insurance/Credit          3,806,722    ACA Capital Holdings, Inc. (a) (b) (c) (f)                                1,164,857
Enhancement - 3.62%                 9,707,362    Ambac Financial Group, Inc.                                              44,945,086
                                   23,149,845    MBIA, Inc. (a) (c)                                                      240,758,388
                                    2,000,000    MGIC Investment Corp.                                                    26,060,000
                                   10,649,350    Radian Group, Inc. (c)                                                   57,506,490
                                                                                                                      --------------
                                                                                                                         370,434,821
                                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       3
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Financial Services - 0.35%          3,250,000   CIT Group, Inc.                                                       $   35,392,500
                                                                                                                      --------------

Holding Companies - 22.37%         10,000,000   Brookfield Asset Management, Inc., Class A (Canada)                      327,200,000
                                       83,370   Capital Southwest Corp.                                                    9,916,028
                                   53,819,000   Cheung Kong Holdings, Ltd. (Hong Kong)                                   838,380,706
                                    3,951,800   Guoco Group, Ltd. (Hong Kong) (1)                                         42,367,065
                                   12,713,000   Hutchison Whampoa, Ltd. (Hong Kong)                                      124,386,962
                                   10,665,000   Investor AB, Class A (Sweden)                                            246,277,080
                                    2,200,000   Jardine Matheson Holdings, Ltd. (Hong Kong) (1)                           67,628,000
                                      359,250   Pargesa Holding SA (Switzerland)                                          41,328,572
                                    4,628,913   RHJ International (a) (c) (Belgium)                                       61,075,082
                                   48,355,822   Wharf (Holdings), Ltd. (The) (Hong Kong)                                 245,404,331
                                   90,996,500   Wheelock & Co., Ltd. (Hong Kong)                                         284,905,924
                                                                                                                      --------------
                                                                                                                       2,288,869,750
                                                                                                                      --------------

Housing Development - 0.43%         1,000,000   MDC Holdings, Inc.                                                        43,580,000
                                                                                                                      --------------

Industrial & Agricultural             594,300   Alamo Group, Inc. (c)                                                     12,099,948
Equipment - 0.31%                     360,100   Mestek, Inc. (a)                                                           4,015,115
                                      360,100   Omega Flex, Inc.                                                           5,316,876
                                      480,500   Standex International Corp.                                               10,128,940
                                                                                                                      --------------
                                                                                                                          31,560,879
                                                                                                                      --------------

Insurance & Reinsurance - 0.14%       127,500   Olympus Re Holdings, Ltd. (a) (b) (Bermuda)                                  838,950
                                       32,089   RS Holdings Corp., Class A (a) (b)                                            13,230
                                       27,945   White Mountains Insurance Group, Ltd. (1)                                 13,304,614
                                                                                                                      --------------
                                                                                                                          14,156,794
                                                                                                                      --------------

Life Insurance - 0.22%              1,769,878   Phoenix Cos., Inc. (The)                                                  23,008,414
                                                                                                                      --------------

Medical Supplies                      342,300   Datascope Corp.                                                           12,822,558
& Services - 0.16%                     86,192   Pharmaceutical Product Development, Inc.                                   3,570,073
                                                                                                                      --------------
                                                                                                                          16,392,631
                                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       4
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Mutual Holding Companies - 0.17%      637,122    Brooklyn Federal Bancorp, Inc.                                       $    7,823,858
                                       50,920    Colonial Bankshares, Inc. (a)                                               507,163
                                      490,036    FedFirst Financial Corp. (a) (c)                                          3,381,248
                                      205,511    Gouverneur Bancorp, Inc. (c)                                              1,870,150
                                      274,157    Home Federal Bancorp, Inc. (c)                                            2,083,593
                                      242,800    SFSB, Inc. (a) (c)                                                        1,687,460
                                                                                                                      --------------
                                                                                                                          17,353,472
                                                                                                                      --------------

Non-Life                            9,049,100    Aioi Insurance Co., Ltd. (Japan)                                         57,000,149
Insurance-Japan - 4.44%             5,260,500    Millea Holdings, Inc., ADR (Japan)                                      221,730,075
                                    3,218,442    Mitsui Sumitomo Insurance Group Holdings, Inc. (a) (Japan)              128,137,230
                                    4,310,560    Sompo Japan Insurance, Inc. (Japan)                                      47,961,898
                                                                                                                      --------------
                                                                                                                         454,829,352
                                                                                                                      --------------

Non-U.S. Real Estate Operating     23,919,000    Hang Lung Group, Ltd. (Hong Kong)                                       128,754,361
Companies - 15.63%                 30,534,000    Hang Lung Properties, Ltd. (Hong Kong)                                  124,202,383
                                   69,071,738    Henderson Land Developments Co., Ltd. (c) (Hong Kong)                   527,356,513
                                   50,000,000    Henderson Land Developments Co., Ltd. (c) (d) (Hong Kong)               381,745,507
                                    8,151,000    Mitsubishi Estate Co., Ltd. (Japan)                                     236,726,643
                                    7,970,000    Mitsui Fudosan Co., Ltd. (Japan)                                        200,811,656
                                                                                                                      --------------
                                                                                                                       1,599,597,063
                                                                                                                      --------------

Oil & Gas                           2,000,630    Cimarex Energy Co.                                                      124,639,249
Production & Services - 6.51%         626,800    EnCana Corp. (Canada)                                                    50,651,708
                                   10,090,000    Nabors Industries, Ltd. (a) (Bermuda)                                   378,778,600
                                    1,000,000    Suncor Energy, Inc. (Canada)                                            112,690,000
                                                                                                                      --------------
                                                                                                                         666,759,557
                                                                                                                      --------------

Pharmaceuticals - 0.27%             1,000,000    Daiichi Sankyo Co., Ltd. (Japan)                                         27,503,967
                                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       5
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Security Brokers, Dealers             894,400    Jefferies Group, Inc.                                                $   16,814,720
& Flotation Companies - 0.85%       2,444,062    Raymond James Financial, Inc.                                            70,315,664
                                                                                                                      --------------
                                                                                                                          87,130,384
                                                                                                                      --------------

Semiconductor Equipment               700,000    Applied Materials, Inc.                                                  13,062,000
Manufacturers - 0.13%                                                                                                 --------------

Software - 0.56%                    2,000,000    Microsoft Corp.                                                          57,040,000
                                                                                                                      --------------

Steel & Specialty Steel - 4.04%     3,350,000    POSCO, ADR (South Korea)                                                413,390,000
                                                                                                                      --------------

Telecommunications - 0.25%          5,008,450    Tellabs, Inc. (a)                                                        25,843,602
                                                                                                                      --------------

Transportation                     27,482,000    Henderson Investment, Ltd. (Hong Kong)                                    3,173,787
Infrastructure - 0.03%                                                                                                --------------

U.S. Real Estate Operating             60,670    Alico, Inc.                                                               2,423,160
Companies - 7.65%                  18,975,821    FNC Realty Corp. (a) (b)                                                 11,385,493
                                    8,681,085    Forest City Enterprises, Inc., Class A (c)                              320,679,280
                                       22,500    Forest City Enterprises, Inc., Class B                                      835,875
                                       39,348    Homefed Corp. (a)                                                         1,928,052
                                    7,415,712    St. Joe Co. (The) (c)                                                   301,597,007
                                    3,420,106    Tejon Ranch Co. (a) (c)                                                 144,533,680
                                                                                                                      --------------
                                                                                                                         783,382,547
                                                                                                                      --------------

Utilities, Utility Service          8,816,889    Covanta Holding Corp. (a) (c)                                           234,793,754
Companies & Waste                                                                                                     --------------
Management - 2.29%
                                                 TOTAL COMMON STOCKS
                                                 (Cost $6,957,313,917)                                                 8,941,176,065
                                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       6
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2008
                                   (UNAUDITED)

                                 INVESTMENT
                                 AMOUNT ($)
                               OR PARTNERSHIP                                                                              VALUE
                                   UNITS           ISSUES                                                                 (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.09%
Infrastructure - 0.08%                400,000      Brookfield Infrastructure Partners LP (2)                         $     7,948,000
                                                                                                                     ---------------

Insurance & Reinsurance - 0.01%     1,805,000      Insurance Partners II Equity Fund, L.P. (a) (b)                           743,869
                                                                                                                     ---------------

                                                     TOTAL LIMITED PARTNERSHIPS
                                                     (Cost $8,429,969)                                                     8,691,869
                                                                                                                     ---------------

                                  PRINCIPAL
                                  AMOUNT (+)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.71%
Foreign Government                310,000,000 GBP  United Kingdom Treasury Bills, 4.71%-4.93%++, due 5/12/08-8/26/08     610,084,629
Obligations - 6.35%                20,000,000 GBP  United Kingdom Treasury Bond, 4.00%, due 3/7/09                        39,618,285
                                                                                                                     ---------------
                                                                                                                         649,702,914
                                                                                                                     ---------------

Repurchase Agreement - 1.90%      194,290,806      Bear Stearns, 2.00%, dated 4/30/08, due 5/1/08 (e)                    194,290,806
                                                                                                                     ---------------

U.S. Government
Obligations - 1.46%               150,000,000      U.S. Treasury Bill, 1.09%++, due 7/17/08 (g)                          149,578,050
                                                                                                                     ---------------

                                                   TOTAL SHORT TERM INVESTMENTS
                                                   (Cost $997,509,257)                                                  993,571,770
                                                                                                                     ---------------
                                                   TOTAL INVESTMENT PORTFOLIO - 99.78%
                                                   (Cost $8,247,497,417)                                              10,211,399,663

                                                   OTHER ASSETS LESS LIABILITIES - 0.22%                                  22,575,141
                                                                                                                     ---------------
                                                   NET ASSETS - 100.00%
                                                   (Applicable to 181,557,196 shares outstanding)                    $10,233,974,804
                                                                                                                     ===============

Notes:
ADR: American Depository Receipt.
GBP: Great British Pound.
PIK: Payment-in kind.
STRIPS: Separate trading of registered interest and principal securities.
(a)  Non-income producing security.
(b)  Fair-valued security.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       7
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)  Repurchase agreement collateralized by:
          U.S. Treasury Note, par value $11,245,000, due 11/30/12, value $11,582,420.
          U.S. Treasury Inflation Indexed Note, par value $77,725,000, due 1/15/14, value $94,421,906.
          U.S. Treasury Strip Principal (STRIPS), par value $190,015,000, due 8/15/23, value $93,922,514.
(f)  Security is subject to restrictions on resale.
(g)  A portion of this security is segregated for future fund commitments.
(h)  Variable rate security.
#    Amount represents less than 0.01% of total net assets.
+    Denominated in U.S. Dollars unless otherwise noted.
++   Annualized yield at date of purchase.
(1)  Incorporated in Bermuda.
(2)  Bermuda exempted limited partnership.
The aggregate cost is $8,247,497,417.
The aggregate gross unrealized appreciation is $2,926,283,941.
The aggregate gross unrealized depreciation is $(962,381,695).

Country Concentration
                             % of
                          Net Assets
                          ----------
United States               32.98%
Hong Kong                   27.51
Japan                       15.22
Canada                       6.56
United Kingdom               6.35
South Korea                  4.04
Bermuda                      3.71
Sweden                       2.41
Belgium                      0.60
Switzerland                  0.40
                           -------
Total                       99.78%
                           =======








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       8
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
      Unaffiliated issuers (cost of $5,328,130,466)                                                                $  7,158,941,783
      Affiliated issuers (cost of $2,919,366,951)                                                                     3,052,457,880
                                                                                                                   ----------------
            Total investments (cost of $8,247,497,417)                                                               10,211,399,663
Dividends and interest receivable                                                                                        26,872,088
Receivable for fund shares sold                                                                                          18,460,922
Receivable for securities sold                                                                                            3,994,724
Other receivables                                                                                                           462,061
Other assets                                                                                                                 96,706
                                                                                                                   ----------------
            Total assets                                                                                             10,261,286,164
                                                                                                                   ----------------
LIABILITIES:
Payable for fund shares redeemed                                                                                         17,500,772
Payable to investment adviser                                                                                             7,485,997
Accounts payable and accrued expenses                                                                                     1,295,610
Payable for other shareholder servicing fees (Note 3)                                                                       998,528
Payable to trustees                                                                                                          30,453
                                                                                                                   ----------------
            Total liabilities                                                                                            27,311,360
                                                                                                                   ----------------
            Net assets                                                                                             $ 10,233,974,804
                                                                                                                   ================
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
      181,557,196 shares outstanding                                                                               $  8,406,667,089
Accumulated distributions in excess of net investment income                                                           (432,975,695)
Accumulated undistributed net realized gains from
      investments and foreign currency transactions                                                                     296,809,009
Net unrealized appreciation of investments and translation
      of foreign currency denominated assets and liabilities                                                          1,963,474,401
                                                                                                                   ----------------
            Net assets applicable to capital shares outstanding                                                    $ 10,233,974,804
                                                                                                                   ================
Net asset value, offering and redemption price per share                                                                     $56.37
                                                                                                                             ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       9
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2008
                                  (UNAUDITED)

INVESTMENT INCOME:
      Interest                                                                                                      $    39,654,327
      Dividends - unaffiliated issuers (net of foreign withholding tax of $4,957,779)                                   110,618,460
      Dividends - affiliated issuers (net of foreign withholding tax of $415,181) (Note 4)                               27,525,024
      Securities lending income (Note 1)                                                                                  3,051,525
      Other income                                                                                                          154,605
                                                                                                                    ---------------
            Total investment income                                                                                     181,003,941
                                                                                                                    ---------------

EXPENSES:
      Investment advisory fees (Note 3)                                                                                  47,074,948
      Other shareholder servicing fees (Note 3)                                                                           5,973,246
      Transfer agent fees                                                                                                 1,101,383
      Custodian fees                                                                                                        996,804
      Reports to shareholders                                                                                               819,073
      Administration fees (Note 3)                                                                                          305,376
      Trustees' and officers' fees and expenses                                                                             304,631
      Legal fees                                                                                                            222,408
      Accounting services                                                                                                   170,699
      Auditing and tax consulting fees                                                                                       81,345
      Registration and filing fees                                                                                           77,492
      Insurance expenses                                                                                                     58,493
      Miscellaneous expenses                                                                                                 45,216
                                                                                                                    ---------------
            Total operating expenses                                                                                     57,231,114
                                                                                                                    ---------------
            Net investment income                                                                                       123,772,827
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
      Net realized gain on investments - unaffiliated issuers                                                           296,590,470
      Net realized loss on foreign currency transactions                                                                 (1,482,874)
      Net change in unrealized appreciation/depreciation on investments                                              (2,155,922,898)
      Net change in unrealized appreciation/depreciation on translation of other
            assets and liabilities denominated in foreign currency                                                         (861,315)
                                                                                                                    ---------------
            Net loss on investments and foreign currency transactions                                                (1,861,676,617)
                                                                                                                    ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $(1,737,903,790)
                                                                                                                    ===============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       10
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                FOR THE
                                                                                            SIX MONTHS ENDED         FOR THE YEAR
                                                                                             APRIL 30, 2008              ENDED
                                                                                               (UNAUDITED)         OCTOBER 31, 2007
                                                                                            ----------------       ----------------
OPERATIONS:
      Net investment income                                                                 $    123,772,827       $    143,011,028
      Net realized gain (loss) on investments - unaffiliated issuers                             296,590,470               (215,990)
      Net realized gain on investments - affiliated issuers                                               --             87,612,500
      Net realized gain (loss) on foreign currency transactions                                   (1,482,874)            57,475,941
      Net change in unrealized appreciation/depreciation on investments                       (2,155,922,898)         1,588,973,021
      Net change in unrealized appreciation/depreciation on translation
            of other assets and liabilities denominated in foreign currency                         (861,315)               660,870
                                                                                            ----------------       ----------------
      Net increase (decrease) in net assets resulting from operations                         (1,737,903,790)         1,877,517,370
                                                                                            ----------------       ----------------

DISTRIBUTIONS:
      Dividends to shareholders from net investment income                                      (290,328,131)          (503,986,709)
      Distributions to shareholders from net realized gains                                      (81,601,076)           (15,884,314)
                                                                                            ----------------       ----------------
      Decrease in net assets from distributions                                                 (371,929,207)          (519,871,023)
                                                                                            ----------------       ----------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                                                             1,293,241,985          2,849,769,349
      Net asset value of shares issued in reinvestment of
            dividends and distributions                                                          335,108,496            472,646,793
      Redemption fees                                                                                277,761                285,999
      Cost of shares redeemed                                                                 (1,409,768,181)        (1,830,974,752)
                                                                                            ----------------       ----------------
      Net increase in net assets resulting from capital share transactions                       218,860,061          1,491,727,389
                                                                                            ----------------       ----------------
      Net increase (decrease) in net assets                                                   (1,890,972,936)         2,849,373,736
      Net assets at beginning of period                                                       12,124,947,740          9,275,574,004
                                                                                            ----------------       ----------------
      Net assets at end of period
            (including undistributed net investment
            income of $0 and $0, respectively)                                              $ 10,233,974,804       $ 12,124,947,740
                                                                                            ================       ================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       11
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS



SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                     FOR THE SIX
                                                    MONTHS ENDED                           YEARS ENDED OCTOBER 31,
                                                   APRIL 30, 2008      ------------------------------------------------------------
                                                    (UNAUDITED)         2007          2006           2005        2004         2003
                                                   ---------------     ------        ------         ------      ------       ------
Net asset value, beginning of period                   $68.04          $60.29        $58.62         $48.16      $40.62       $29.90
                                                       ------          ------        ------         ------      ------       ------
Income (loss) from investment operations:
      Net investment income                              0.68@           1.52          2.40           0.60        0.16         0.40
      Net gain (loss) on securities (both realized
            and unrealized)                            (10.26)(1)        9.57(1)       4.76(1)       10.64(1)     7.70(1)     10.75
                                                       ------          ------        ------         ------      ------       ------
      Total from investment operations                  (9.58)          11.09          7.16          11.24        7.86        11.15
                                                       ------          ------        ------         ------      ------       ------
Less distributions:
      Dividends from net investment income              (1.63)          (3.24)        (1.61)         (0.78)      (0.32)       (0.39)
      Distributions from realized gains                 (0.46)          (0.10)        (3.88)            --          --        (0.04)
                                                       ------          ------        ------         ------      ------       ------
      Total distributions                               (2.09)          (3.34)        (5.49)         (0.78)      (0.32)       (0.43)
                                                       ------          ------        ------         ------      ------       ------
Net asset value, end of period                         $56.37          $68.04        $60.29         $58.62      $48.16    $   40.62
                                                       ======          ======        ======         ======      ======    =========
Total return                                          (14.26)%(2)       19.25%        13.08%        23.55%       19.48%       37.76%
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)   $10,233,975      $12,124,948    $9,275,574    $6,369,236   $3,797,964   $3,018,013
      Ratio of expenses to average net assets           1.09%(3)         1.08%         1.08%         1.10%        1.12%        1.11%
      Ratio of net investment income to
            average net assets                          2.37%(3)         1.32%         2.83%         0.77%        0.34%        1.23%
      Portfolio turnover rate                              7%(2)            5%            7%           16%           8%          11%

(1)  Includes redemption fees of less than $0.01 per share.
(2)  Not annualized.
(3)  Annualized.
@ Calculated based on the average number of shares outstanding during the period.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       12
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                            INDUSTRY DIVERSIFICATION
                               AT APRIL 30, 2008


THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2008 IS AS FOLLOWS:
(UNAUDITED)

   [THE FOLLOWING DATA POINTS REPRESENT A BAR CHART IN THE PRINTED DOCUMENT.]


INDUSTRY                                                    % OF NET ASSETS
--------                                                    ---------------
Forest Products & Paper                                           8.60
Energy/Services                                                   8.57
U.S. Real Estate Operating Companies                              7.97
Oil & Gas                                                         7.73
Non-U.S. Real Estate Operating Companies                          7.09
Holding Companies                                                 6.98
Chemicals & Allied Products                                       5.63
Life Insurance                                                    3.75
Consumer Products                                                 3.36
Computer Peripherals                                              3.27
Insurance & Reinsurance                                           2.88
Agriculture                                                       2.73
Metals Manufacturing                                              2.70
Electronics Components                                            2.67
Software                                                          2.49
Healthcare Services                                               2.39
Other                                                            14.29
Cash & Equivalents (Net)                                          6.90



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       13
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                   PRINCIPAL                                                                               VALUE
                                   AMOUNT ($)    ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.89%
Financial Insurance/               18,500,000    MBIA Insurance Corp., 14.000%, due 1/15/33 (f) (g)                   $   16,944,982
Credit Enhancement - 0.89%                                                                                            --------------

                                                 TOTAL CORPORATE BONDS
                                                 (Cost $18,500,000)                                                       16,944,982
                                                                                                                      --------------

                                     SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.52%
Aerospace & Defense - 0.90%         1,400,537    Herley Industries, Inc. (a) (c)                                          17,072,546
                                                                                                                      --------------

Agriculture - 2.73%                 3,799,687    Viterra, Inc. (a) (e) (Canada)                                           51,952,825
                                                                                                                      --------------

Auto Parts - 0.69%                    642,200    Superior Industries International, Inc.                                  13,043,082
                                                                                                                      --------------

Banking - 0.89%                     1,259,961    NewAlliance Bancshares, Inc.                                             16,959,075
                                                                                                                      --------------

Cable Television                      809,400    CommScope, Inc. (a)                                                      38,486,970
Equipment - 2.02%                                                                                                     --------------

Chemicals & Allied                  1,342,848    Lanxess AG (Germany)                                                     52,440,748
Products - 5.63%                    3,262,610    Westlake Chemical Corp.                                                  54,518,213
                                                                                                                      --------------
                                                                                                                         106,958,961
                                                                                                                      --------------

Computer Peripherals - 3.27%          913,465    Imation Corp.                                                            21,411,620
                                    1,301,781    Lexmark International, Inc., Class A (a)                                 40,862,906
                                                                                                                      --------------
                                                                                                                          62,274,526
                                                                                                                      --------------

Consumer Products - 3.36%             782,071    JAKKS Pacific, Inc. (a)                                                  18,370,848
                                    2,247,670    K-Swiss, Inc., Class A (c)                                               32,928,366
                                      901,300    Russ Berrie & Co., Inc. (a)                                              12,636,226
                                                                                                                      --------------
                                                                                                                          63,935,440
                                                                                                                      --------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       14
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Diversified Media - 0.46%           1,515,751    Journal Communications, Inc., Class A                                $    8,730,726
                                                                                                                      --------------

Electronics Components - 2.67%        766,242    Bel Fuse, Inc., Class B (c)                                              19,975,929
                                    1,017,478    Electronics for Imaging, Inc. (a)                                        14,672,033
                                      593,100    Park Electrochemical Corp.                                               16,073,010
                                                                                                                      --------------
                                                                                                                          50,720,972
                                                                                                                      --------------

Energy/Coal - 0.54%                   164,271    Fording Canadian Coal Trust (Canada)                                     10,199,586
                                                                                                                      --------------

Energy/Services - 8.57%               571,432    Bristow Group, Inc. (a)                                                  30,143,038
                                    2,189,832    Bronco Drilling Co., Inc. (a) (c)                                        37,665,110
                                    2,441,748    Pioneer Drilling Co. (a)                                                 39,873,745
                                      437,400    Precision Drilling Trust (Canada)                                        10,961,244
                                      677,900    Tidewater, Inc.                                                          44,212,638
                                                                                                                      --------------
                                                                                                                         162,855,775
                                                                                                                      --------------

Financial Insurance/Credit            802,697    ACA Capital Holdings, Inc. (a) (b) (e)                                      245,625
Enhancement - 0.01%                                                                                                   --------------

Forest Products & Paper - 8.60%     4,165,700    Canfor Corp. (a) (Canada)                                                33,711,106
                                   21,530,353    Catalyst Paper Corp. (a) (b) (c) (e) (Canada)                            20,950,994
                                      604,605    Deltic Timber Corp.                                                      31,892,914
                                    2,196,177    Glatfelter                                                               32,042,222
                                    3,415,400    TimberWest Forest Corp. (Canada)                                         44,968,925
                                                                                                                      --------------
                                                                                                                         163,566,161
                                                                                                                      --------------

Healthcare Services - 2.39%         2,676,770    Cross Country Healthcare, Inc. (a) (c)                                   32,014,169
                                      323,230    Pharmaceutical Product Development, Inc.                                 13,388,187
                                                                                                                      --------------
                                                                                                                          45,402,356
                                                                                                                      --------------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       15
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2008
                                   (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Holding Companies - 6.29%           2,102,287    Brookfield Asset Management, Inc., Class A (Canada)                  $   68,786,831
                                      449,743    IDT Corp. (a)                                                             1,484,152
                                    1,706,400    IDT Corp., Class B (a)                                                    6,535,512
                                    3,111,000    JZ Equity Partners PLC (United Kingdom)                                   7,175,329
                                      495,300    Leucadia National Corp.                                                  25,369,266
                                   41,361,369    PYI Corp., Ltd. (Hong Kong) (1)                                          10,190,209
                                                                                                                      --------------
                                                                                                                         119,541,299
                                                                                                                      --------------

Home Furnishings - 0.72%            1,116,324    Stanley Furniture Co., Inc. (c)                                          13,708,459
                                                                                                                      --------------

Industrial Equipment - 1.48%          278,671    Alamo Group, Inc.                                                         5,673,742
                                      738,800    Trinity Industries, Inc.                                                 22,459,520
                                                                                                                      --------------
                                                                                                                          28,133,262
                                                                                                                      --------------

Insurance & Reinsurance - 2.88%       322,900    Arch Capital Group, Ltd. (a) (Bermuda)                                   22,812,885
                                       59,974    E-L Financial Corp., Ltd. (Canada)                                       32,038,538
                                                                                                                      --------------
                                                                                                                          54,851,423
                                                                                                                      --------------

Life Insurance - 3.75%                178,500    FBL Financial Group, Inc., Class A                                        4,942,665
                                      231,328    National Western Life Insurance Co., Class A (c)                         58,669,407
                                      589,400    Phoenix Cos., Inc. (The)                                                  7,662,200
                                                                                                                      --------------
                                                                                                                          71,274,272
                                                                                                                      --------------

Metals Manufacturing - 2.70%        2,267,858    Encore Wire Corp. (c)                                                    51,253,591
                                                                                                                      --------------

Non-U.S. Real Estate Operating      4,517,300    Parco Co., Ltd. (c) (Japan)                                              59,384,999
Companies - 7.09%                  10,148,000    Sapporo Holdings, Ltd. (Japan)                                           75,340,251
                                                                                                                      --------------
                                                                                                                         134,725,250
                                                                                                                      --------------

Oil & Gas - 7.73%                     679,745    Cimarex Energy Co.                                                       42,348,113
                                    1,638,500    St. Mary Land & Exploration Co.                                          71,635,220
                                      430,440    Whiting Petroleum Corp. (a)                                              32,937,269
                                                                                                                      --------------
                                                                                                                         146,920,602
                                                                                                                      --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       16
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2008
                                   (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Retail - 0.91%                      1,891,945    Haverty Furniture Cos., Inc. (c)                                     $   17,273,458
                                                                                                                      --------------

Semiconductor                         280,700    Coherent, Inc. (a)                                                        8,364,860
Equipment Manufacturers             1,139,062    Electro Scientific Industries, Inc. (a)                                  18,692,007
& Related - 1.62%                     452,074    GSI Group, Inc. (a) (Canada)                                              3,684,403
                                                                                                                      --------------
                                                                                                                          30,741,270
                                                                                                                      --------------

Software - 2.49%                    3,552,252    Borland Software Corp. (a)                                                6,287,486
                                      477,557    Sybase, Inc. (a)                                                         14,049,727
                                    1,167,736    Synopsys, Inc. (a)                                                       26,986,379
                                                                                                                      --------------
                                                                                                                          47,323,592
                                                                                                                      --------------

Telecommunications                  3,858,740    Sycamore Networks, Inc. (a)                                              12,425,143
Equipment - 1.89%                   4,553,423    Tellabs, Inc. (a)                                                        23,495,663
                                                                                                                      --------------
                                                                                                                          35,920,806
                                                                                                                      --------------

Transportation - 1.27%                677,911    Genesee & Wyoming, Inc., Class A (a)                                     24,187,864
                                                                                                                      --------------

U.S. Real Estate Operating          1,001,943    Alexander & Baldwin, Inc.                                                50,327,597
Companies - 7.97%                     279,531    Alico, Inc.                                                              11,164,468
                                      749,200    Forest City Enterprises, Inc., Class A                                   27,675,448
                                      115,350    St. Joe Co. (The)                                                         4,691,284
                                      322,646    Tejon Ranch Co. (a)                                                      13,635,020
                                      901,470    Vail Resorts, Inc. (a)                                                   44,018,780
                                                                                                                      --------------
                                                                                                                         151,512,597
                                                                                                                      --------------

                                                 TOTAL COMMON STOCKS
                                                 (Cost $1,460,951,547)                                                 1,739,772,371
                                                                                                                      --------------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       17
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2008
                                   (UNAUDITED)

                                  INVESTMENT
                                  AMOUNT ($)
                                OR PARTNERSHIP                                                                             VALUE
                                     UNITS       ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.69%
Holding Companies - 0.69%           1,000,000    AP Alternative Assets, L.P. (a) (b) (Guernsey)                      $   11,400,000
                                       84,091    Brookfield Infrastructure Partners LP (2)                                1,670,888
                                                                                                                     --------------
                                                 TOTAL LIMITED PARTNERSHIPS
                                                 (Cost $21,728,617)                                                      13,070,888
                                                                                                                     --------------

                                  PRINCIPAL
                                  AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.99%
Repurchase Agreement - 3.84%       73,092,001    Bear Stearns, 2.00%, dated 4/30/08, due 5/1/08 (d)                      73,092,001
                                                                                                                     --------------
U.S. Government
Obligations - 3.15%                60,000,000    U.S. Treasury Bill, 1.09%+, due 7/17/08                                 59,831,220
                                                                                                                     --------------
                                                 TOTAL SHORT TERM INVESTMENTS
                                                 (Cost $132,953,080)                                                    132,923,221
                                                                                                                     --------------
                                                 TOTAL INVESTMENT PORTFOLIO - 100.09%
                                                 (Cost $1,634,133,244)                                                1,902,711,462

                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)                         (1,663,788)
                                                                                                                     --------------
                                                 NET ASSETS - 100.00%
                                                 (Applicable to 79,956,217 shares outstanding)                       $1,901,047,674
                                                                                                                     ==============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       18
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

Notes:
(a)  Non-income producing security.
(b)  Fair-valued security.
(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Repurchase agreement collateralized by U.S. Treasury Bonds and Notes, par value $68,649,000, due 11/15/09-8/15/29, value $75,212,250.
(e)  Security is subject to restrictions on resale.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g)  Variable rate security.
+    Annualized yield at date of purchase.
(1)  Incorporated in Bermuda.
(2)  Bermuda exempted limited partnership.
The aggregate cost is $1,634,133,244.
The aggregate gross unrealized appreciation is $460,221,788.
The aggregate gross unrealized depreciation is $(191,643,570).

Country Concentration
                             % of
                          Net Assets
                          ----------
United States               72.94%
Canada                      14.58
Japan                        7.09
Germany                      2.76
Bermuda                      1.20
Guernsey                     0.60
Hong Kong                    0.54
United Kingdom               0.38
                          ---------
Total                      100.09%
                          =========












    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       19
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

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                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
      Unaffiliated issuers (cost of $1,242,582,366)                                                                  $1,541,814,434
      Affiliated issuers (cost of $391,550,878)                                                                         360,897,028
                                                                                                                     --------------
            Total investments (cost of $1,634,133,244)                                                                1,902,711,462
Dividends and interest receivable                                                                                         1,247,096
Receivable for fund shares sold                                                                                             984,717
Other assets                                                                                                                 21,800
Other receivables                                                                                                               513
                                                                                                                     --------------
            Total assets                                                                                              1,904,965,588
                                                                                                                     --------------

LIABILITIES:
Payable for fund shares redeemed                                                                                          1,960,285
Payable to investment adviser                                                                                             1,412,491
Accounts payable and accrued expenses                                                                                       382,770
Payable for other shareholder servicing fees (Note 3)                                                                       155,214
Payable to trustees                                                                                                           7,154
                                                                                                                     --------------
            Total liabilities                                                                                             3,917,914
                                                                                                                     --------------
            Net assets                                                                                               $1,901,047,674
                                                                                                                     ==============

SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
      79,956,217 shares outstanding                                                                                  $1,513,278,453
Accumulated distributions in excess of net investment income                                                             (8,530,710)
Accumulated undistributed net realized gains from investments
      and foreign currency transactions                                                                                 127,710,680
Net unrealized appreciation of investments and translation
      of foreign currency denominated assets and liabilities                                                            268,589,251
                                                                                                                     --------------
            Net assets applicable to capital shares outstanding                                                      $1,901,047,674
                                                                                                                     ==============
Net asset value, offering and redemption price per share                                                                     $23.78
                                                                                                                             ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       20
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2008
                                  (UNAUDITED)

INVESTMENT INCOME:
      Interest                                                                                                        $   3,195,501
      Dividends - unaffiliated issuers (net of foreign withholding tax of $577,815)                                       8,911,882
      Dividends - affiliated issuers (net of foreign withholding tax of $23,497) (Note 4)                                 1,200,599
      Other income                                                                                                           12,232
                                                                                                                      -------------
            Total investment income                                                                                      13,320,214
                                                                                                                      -------------

EXPENSES:
      Investment advisory fees (Note 3)                                                                                   8,656,370
      Other shareholder servicing fees (Note 3)                                                                           1,008,236
      Transfer agent fees                                                                                                   324,890
      Reports to shareholders                                                                                               195,636
      Custodian fees                                                                                                        165,820
      Legal fees                                                                                                             95,995
      Accounting services                                                                                                    65,818
      Trustees' and officers' fees and expenses                                                                              59,219
      Administration fees (Note 3)                                                                                           57,840
      Auditing and tax consulting fees                                                                                       47,738
      Registration and filing fees                                                                                           19,255
      Insurance expenses                                                                                                     12,639
      Miscellaneous expenses                                                                                                 27,519
                                                                                                                      -------------
            Total operating expenses                                                                                     10,736,975
                                                                                                                      -------------
            Net investment income                                                                                         2,583,239
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
      Net realized gain on investments - unaffiliated issuers                                                           129,732,060
      Net realized loss on investments - affiliated issuers                                                              (1,371,815)
      Net realized loss on foreign currency transactions                                                                   (432,999)
      Net change in unrealized appreciation/depreciation on investments                                                (228,491,670)
      Net change in unrealized appreciation/depreciation on translation of other
            assets and liabilities denominated in foreign currency                                                            9,948
                                                                                                                      -------------
            Net loss on investments and foreign currency transactions                                                  (100,554,476)
                                                                                                                      -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $ (97,971,237)
                                                                                                                      =============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       21
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

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                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     FOR THE
                                                                                                 SIX MONTHS ENDED    FOR THE YEAR
                                                                                                  APRIL 30, 2008         ENDED
                                                                                                    (UNAUDITED)     OCTOBER 31, 2007
                                                                                                 ----------------   ----------------
OPERATIONS:
      Net investment income                                                                        $    2,583,239    $   22,712,135
      Net realized gain on investments - unaffiliated issuers                                         129,732,060       188,515,754
      Net realized gain (loss) on investments - affiliated issuers                                     (1,371,815)       10,147,421
      Net realized loss on written options                                                                     --        (2,550,991)
      Net realized gain (loss) on foreign currency transactions                                          (432,999)          268,355
      Net change in unrealized appreciation/depreciation on investments                              (228,491,670)        5,947,736
      Net change in unrealized appreciation/depreciation on written options                                    --         1,006,062
      Net change in unrealized appreciation/depreciation on translation of other
            assets and liabilities denominated in foreign currency                                          9,948              (755)
                                                                                                   --------------    --------------
      Net increase (decrease) in net assets resulting from operations                                 (97,971,237)      226,045,717
                                                                                                   --------------    --------------

DISTRIBUTIONS:
      Dividends to shareholders from net investment income                                            (17,712,366)      (38,284,487)
      Distributions to shareholders from net realized gains                                          (196,097,337)      (88,482,951)
                                                                                                   --------------    --------------
      Decrease in net assets from distributions                                                      (213,809,703)     (126,767,438)
                                                                                                   --------------    --------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                                                                     84,769,045       194,177,477
      Net asset value of shares issued in reinvestment of
            dividends and distributions                                                               201,197,692       118,575,359
      Redemption fees                                                                                      63,186           183,035
      Cost of shares redeemed                                                                        (318,543,237)     (576,496,310)
                                                                                                   --------------    --------------
      Net decrease in net assets resulting from capital
            share transactions                                                                        (32,513,314)     (263,560,439)
                                                                                                   --------------    --------------
      Net decrease in net assets                                                                     (344,294,254)     (164,282,160)
      Net assets at beginning of period                                                             2,245,341,928     2,409,624,088
                                                                                                   --------------    --------------
      Net assets at end of period
            (including undistributed net investment income of
            $0 and $6,598,417, respectively)                                                       $1,901,047,674    $2,245,341,928
                                                                                                   ==============    ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       22
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS



SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                  FOR THE SIX
                                                  MONTHS ENDED                            YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 2008       -----------------------------------------------------------
                                                   (UNAUDITED)         2007           2006          2005        2004        2003
                                                 --------------       ------         ------        ------      ------      ------
Net asset value, beginning of period                 $27.66           $26.54         $24.23        $20.98      $18.02      $12.92
                                                     ------           ------         ------        ------      ------      ------
Income (loss) from investment operations:
      Net investment income                            0.03@            0.27           0.44          0.17        0.05        0.03
      Net gain (loss) on securities (both realized
            and unrealized)                           (1.19)(1)         2.27(1)        2.50(1)       3.25(2)     3.02(2)     5.21(1)
                                                     ------           ------         ------        ------      ------      ------
      Total from investment operations                (1.16)            2.54           2.94          3.42        3.07        5.24
                                                     ------           ------         ------        ------      ------      ------
Less distributions:
      Dividends from net investment income            (0.23)           (0.43)         (0.30)        (0.09)      (0.03)      (0.14)
      Distributions from realized gains               (2.49)           (0.99)         (0.33)        (0.08)      (0.08)       --
                                                     ------           ------         ------        ------      ------      ------
      Total distributions                             (2.72)           (1.42)         (0.63)        (0.17)      (0.11)      (0.14)
                                                     ------           ------         ------        ------      ------      ------
Net asset value, end of period                       $23.78           $27.66         $26.54        $24.23      $20.98      $18.02
                                                     ======           ======         ======        ======      ======      ======
Total return                                          (3.87)%(3)        9.93%         12.33%        16.36%      17.11%      40.88%
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)   $1,901,048       $2,245,342     $2,409,624    $1,873,516    $956,945    $541,832
      Ratio of expenses to average net assets          1.12%(4)         1.09%          1.09%         1.13%       1.14%       1.17%
      Ratio of net investment income to
            average net assets                         0.27%(4)         0.95%          1.67%         0.80%       0.28%       0.21%
      Portfolio turnover rate                            19%(3)           27%            15%           11%         10%         22%

(1)  Includes redemption fees of less than $0.01 per share.
(2)  Includes redemption fees of $0.01 per share.
(3)  Not annualized.
(4)  Annualized.
@ Calculated based on the average number of shares outstanding during the period.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       23
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                            INDUSTRY DIVERSIFICATION
                               AT APRIL 30, 2008

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2008 IS AS FOLLOWS:
(UNAUDITED)

   [THE FOLLOWING DATA POINTS REPRESENT A BAR CHART IN THE PRINTED DOCUMENT.]


INDUSTRY                                                    % OF NET ASSETS
--------                                                    ---------------
Non-U.S. Real Estate Operating Companies                          38.27
U.S. Real Estate Investment Trusts                                23.36
U.S. Real Estate Operating Companies                              21.04
Non-U.S. Real Estate Investment Trusts                             9.88
Other                                                              0.96
Cash & Equivalents (Net)                                           6.49



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       24
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.59%
U.S. Real Estate                     125,000     RAIT Financial Trust, 7.750% Series A                                $    1,569,375
Investment Trusts - 0.21%            250,000     RAIT Financial Trust, 8.375% Series B                                     3,390,000
                                                                                                                      --------------
                                                                                                                           4,959,375
                                                                                                                      --------------

U.S. Real Estate Operating           394,600     Forest City Enterprises, Inc., $25 par, 7.375%, due 2/1/34++              8,827,202
Companies - 0.38%                                                                                                     --------------

                                                 TOTAL PREFERRED STOCKS
                                                 (Cost $19,240,000)                                                       13,786,577
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.68%
Homebuilders - 0.72%                 408,775     Avatar Holdings, Inc. (a)                                                16,702,547
                                                                                                                      --------------

Non-U.S. Real Estate               4,330,622     British Land Co. PLC (United Kingdom)                                    72,415,260
Investment Trusts - 9.88%          2,720,168     Derwent London PLC (United Kingdom)                                      72,420,268
                                   2,434,216     Hammerson PLC (United Kingdom)                                           48,786,927
                                   1,904,066     Liberty International PLC (United Kingdom)                               37,139,395
                                                                                                                      --------------
                                                                                                                         230,761,850
                                                                                                                      --------------

Non-U.S. Real Estate Operating     7,072,229     Brookfield Asset Management, Inc., Class A (Canada)                     231,403,333
Companies - 38.27%                 3,215,850     Brookfield Properties Corp. (Canada)                                     64,735,061
                                   3,362,300     Daibiru Corp. (Japan)                                                    36,796,628
                                  21,894,000     Hang Lung Properties, Ltd. (Hong Kong)                                   89,057,673
                                   8,890,000     Henderson Land Development Co., Ltd. (Hong Kong)                         67,874,351
                                   1,845,100     Killam Properties, Inc. (c) (Canada)                                     14,638,416
                                   2,679,000     Mitsubishi Estate Co., Ltd. (Japan)                                      77,805,260
                                   2,650,000     Mitsui Fudosan Co., Ltd. (Japan)                                         66,769,246
                                   3,959,400     Parco Co., Ltd. (Japan)                                                  52,050,775
                                   5,886,904     Quintain Estates & Development PLC (United Kingdom)                      47,610,017
                                   3,584,700     Sapporo Holdings, Ltd. (Japan)                                           26,613,342
                                   1,439,447     Unite Group PLC (United Kingdom)                                          8,328,609
                                  32,049,500     Wheelock & Co., Ltd. (Hong Kong)                                        100,345,534
                                  10,845,000     Wheelock Properties, Ltd. (Hong Kong)                                     9,629,919
                                                                                                                      --------------
                                                                                                                         893,658,164
                                                                                                                      --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       25
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                                                                                                           VALUE
                                     SHARES      ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
U.S. Real Estate                    2,436,810    Acadia Realty Trust (c)                                              $   62,479,808
Investment Trusts - 23.15%          1,348,100    Associated Estates Realty Corp. (c)                                      16,312,010
                                    1,878,851    Cousins Properties, Inc.                                                 47,741,604
                                    1,561,738    Crystal River Capital, Inc. (c)                                          12,884,339
                                    1,006,821    EastGroup Properties, Inc.                                               48,035,430
                                    1,471,286    First Potomac Realty Trust (c)                                           24,997,149
                                    2,251,800    JER Investors Trust, Inc. (c)                                            17,338,860
                                      559,735    One Liberty Properties, Inc. (c)                                          9,700,208
                                    1,766,792    ProLogis                                                                110,618,847
                                      900,400    PS Business Parks, Inc.                                                  51,538,896
                                    3,000,000    RAIT Financial Trust                                                     22,800,000
                                    1,248,200    Vornado Realty Trust                                                    116,194,938
                                                                                                                      --------------
                                                                                                                         540,642,089
                                                                                                                      --------------

U.S. Real Estate Operating            500,500    Consolidated-Tomoka Land Co. (c)                                         26,116,090
Companies - 20.66%                  2,982,327    FNC Realty Corp. (a) (b)                                                  7,789,396
                                    6,514,964    Forest City Enterprises, Inc., Class A (c)                              240,662,770
                                    4,108,851    St. Joe Co. (The)                                                       167,106,970
                                      485,584    Tejon Ranch Co. (a)                                                      20,520,780
                                    2,411,373    Thomas Properties Group, Inc. (c)                                        20,086,737
                                                                                                                      --------------
                                                                                                                         482,282,743
                                                                                                                      --------------

                                                 TOTAL COMMON STOCKS
                                                 (Cost $1,643,189,568)                                                 2,164,047,393
                                                                                                                      --------------

                                   PARTNERSHIP
                                     UNITS
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.24%
Infrastructure - 0.24%                282,889    Brookfield Infrastructure Partners LP(1)                                  5,621,004
                                                                                                                      --------------
                                                 TOTAL LIMITED PARTNERSHIPS
                                                 (Cost $5,815,208)                                                         5,621,004
                                                                                                                      --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       26
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 APRIL 30, 2008
                                  (UNAUDITED)

                                   PRINCIPAL                                                                               VALUE
                                   AMOUNT ($)    ISSUES                                                                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.29%
Repurchase Agreement - 3.73%       87,015,495    Bear Stearns, 2.00%, dated 4/30/08, due 5/1/08 (d)                   $   87,015,495
                                                                                                                      --------------

U.S. Government
Obligations - 2.56%                60,000,000    U.S. Treasury Bill, 1.09%+, due 7/17/08                                  59,831,220
                                                                                                                      --------------
                                                 TOTAL SHORT TERM INVESTMENTS
                                                 (Cost $146,876,574)                                                     146,846,715
                                                                                                                      --------------
                                                 TOTAL INVESTMENT PORTFOLIO - 99.80%
                                                 (Cost $1,815,121,350)                                                 2,330,301,689

                                                 OTHER ASSETS LESS LIABILITIES - 0.20%                                     4,723,927
                                                                                                                      --------------
                                                 NET ASSETS - 100.00%
                                                 (Applicable to 85,718,050 shares outstanding)                        $2,335,025,616
                                                                                                                      ==============

Notes:
(a)  Non-income producing security.
(b)  Fair-valued security.
(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)  Repurchase agreement collateralized by:
          U.S. Treasury Bills, par value $68,295,000, due 7/10/08-7/17/08, value $68,101,173.
          U.S. Treasury Notes, par value $21,055,000, due 8/15/08-3/31/09, value $21,439,581.
(1)  Bermuda exempted limited partnership.
+    Annualized yield at date of purchase.
++ Security represents investment in Forest City Enterprises, Inc., Senior Notes, 7.375% due 2/1/34.
The aggregate cost is $1,815,121,350.
The aggregate gross unrealized appreciation is $625,390,471.
The aggregate gross unrealized depreciation is $(110,210,132).

  Country Concentration
                             % of
                          Net Assets
                          ----------
United States               51.64%
Canada                      13.31
United Kingdom              12.28
Hong Kong                   11.43
Japan                       11.14
                           --------
Total                       99.80%
                           ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       27
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008
                                  (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
      Unaffiliated issuers (cost of $1,447,640,796)                                                                  $1,885,085,302
      Affiliated issuers (cost of $367,480,554)                                                                         445,216,387
                                                                                                                     --------------
            Total investments (cost of $1,815,121,350)                                                                2,330,301,689
Foreign currency at value (cost of $9,700)                                                                                    9,697
Dividends and interest receivable                                                                                         6,363,674
Receivable for fund shares sold                                                                                           4,093,264
Receivable for securities sold                                                                                              204,583
Other assets                                                                                                                 45,056
                                                                                                                     --------------
            Total assets                                                                                              2,341,017,963
                                                                                                                     --------------

LIABILITIES:
Payable for fund shares redeemed                                                                                          3,568,863
Payable to investment adviser                                                                                             1,702,782
Accounts payable and accrued expenses                                                                                       438,226
Payable for other shareholder servicing fees (Note 3)                                                                       275,030
Payable to trustees                                                                                                           7,446
                                                                                                                     --------------
            Total liabilities                                                                                             5,992,347
                                                                                                                     --------------
            Net assets                                                                                               $2,335,025,616
                                                                                                                     ==============

SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
      85,718,050 shares outstanding                                                                                  $1,763,604,882
Accumulated distributions in excess of net investment income                                                            (31,869,922)
Accumulated undistributed net realized gains from
      investments and foreign currency transactions                                                                      88,118,298
Net unrealized appreciation of investments and translation
      of foreign currency denominated assets and liabilities                                                            515,172,358
                                                                                                                     --------------
            Net assets applicable to capital shares outstanding                                                      $2,335,025,616
                                                                                                                     ==============
Net asset value, offering and redemption price per share                                                                     $27.24
                                                                                                                             ======




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       28
================================================================================

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2008
                                   (UNAUDITED)

INVESTMENT INCOME:
      Interest                                                                                                        $   2,197,999
      Dividends - unaffiliated issuers (net of foreign withholding tax of $1,558,287)                                    18,426,654
      Dividends - affiliated issuers (net of foreign witholding tax of $78,613) (Note 4)                                  7,036,871
      Other income                                                                                                           16,983
                                                                                                                      -------------
            Total investment income                                                                                      27,678,507
                                                                                                                      -------------

EXPENSES:
      Investment advisory fees (Note 3)                                                                                  10,627,494
      Other shareholder servicing fees (Note 3)                                                                           1,364,897
      Transfer agent fees                                                                                                   406,309
      Custodian fees                                                                                                        292,109
      Reports to shareholders                                                                                               217,602
      Administration fees (Note 3)                                                                                           69,419
      Trustees' and officers' fees and expenses                                                                              69,293
      Accounting fees                                                                                                        62,223
      Legal fees                                                                                                             52,077
      Auditing and tax consulting fees                                                                                       48,148
      Registration and filing fees                                                                                           43,664
      Insurance expenses                                                                                                     17,900
      Miscellaneous expenses                                                                                                 57,907
                                                                                                                      -------------
            Total operating expenses                                                                                     13,329,042
                                                                                                                      -------------
            Net investment income                                                                                        14,349,465
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
      Net realized gain on investments - unaffiliated issuers                                                            81,977,276
      Net realized gain on investments - affiliated issuers                                                               1,066,544
      Net realized loss on foreign currency transactions                                                                   (440,698)
      Net change in unrealized appreciation/depreciation on investments                                                (461,494,791)
      Net change in unrealized appreciation/depreciation on translation of other
            assets and liabilities denominated in foreign currency                                                           (1,651)
                                                                                                                      -------------
            Net loss on investments and foreign currency transactions                                                  (378,893,320)
                                                                                                                      -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $(364,543,855)
                                                                                                                      =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       29
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

================================================================================

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   FOR THE
                                                                                               SIX MONTHS ENDED      FOR THE YEAR
                                                                                                APRIL 30, 2008           ENDED
                                                                                                  (UNAUDITED)       OCTOBER 31, 2007
                                                                                               ----------------     ----------------
OPERATIONS:
      Net investment income                                                                     $    14,349,465     $    36,786,990
      Net realized gain on investments - unaffiliated issuers                                        81,977,276         286,086,212
      Net realized gain on investments - affiliated issuers                                           1,066,544          15,379,774
      Net realized loss on written options                                                                   --          (4,166,382)
      Net realized gain (loss) on foreign currency transactions                                        (440,698)          1,145,375
      Net change in unrealized appreciation/depreciation on investments                            (461,494,791)       (117,362,845)
      Net change in unrealized appreciation appreciation/depreciation on written options                     --           1,675,388
      Net change in unrealized appreciation/depreciation on translation
            of other assets and liabilities denominated in foreign currency                              (1,651)            (13,751)
                                                                                                ---------------     ---------------
      Net increase (decrease) in net assets resulting from operations                              (364,543,855)        219,530,761
                                                                                                ---------------     ---------------

DISTRIBUTIONS:
      Dividends to shareholders from net investment income                                          (47,040,347)        (77,266,724)
      Distributions to shareholders from net realized gains                                        (257,482,272)       (227,517,049)
                                                                                                ---------------     ---------------
      Decrease in net assets from distributions                                                    (304,522,619)       (304,783,773)
                                                                                                ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                                                                  283,751,883         680,667,169
      Net asset value of shares issued in reinvestment of
            dividends and distributions                                                             290,987,347         290,080,206
      Redemption fees                                                                                   587,574           1,414,148
      Cost of shares redeemed                                                                      (505,942,958)     (1,091,984,552)
                                                                                                ---------------     ---------------
      Net increase (decrease) in net assets resulting from capital
            share transactions                                                                       69,383,846        (119,823,029)
                                                                                                ---------------     ---------------
      Net decrease in net assets                                                                   (599,682,628)       (205,076,041)
      Net assets at beginning of period                                                           2,934,708,244       3,139,784,285
                                                                                                ---------------     ---------------
      Net assets at end of period
            (including undistributed net investment income of
            $0 and $820,960, respectively)                                                      $ 2,335,025,616     $ 2,934,708,244
                                                                                                ===============     ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       30
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

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                    FOR THE SIX
                                                    MONTHS ENDED                         YEARS ENDED OCTOBER 31,
                                                   APRIL 30, 2008     -------------------------------------------------------------
                                                     (UNAUDITED)       2007          2006         2005         2004        2003
                                                   ---------------    -------       -------      -------      -------     -------
Net asset value, beginning of period                   $35.47          $36.34        $29.41       $25.47       $20.17      $15.73
                                                      -------         -------       -------      -------      -------     -------
Income (loss) from investment operations:
      Net investment income                              0.17@           0.85          0.32         0.33         0.06        0.46
      Net gain (loss) on securities (both realized
            and unrealized)                             (4.55)(1)        1.80(2)       8.08(1)      4.05(2)      5.77(2)     4.46(2)
                                                      -------         -------       -------      -------      -------     -------
      Total from investment operations                  (4.38)           2.65          8.40         4.38         5.83        4.92
                                                      -------         -------       -------      -------      -------     -------
Less distributions:
      Dividends from net investment income              (0.60)          (0.89)        (0.44)       (0.18)       (0.45)      (0.18)
      Distributions from realized gains                 (3.25)          (2.63)        (1.03)       (0.26)       (0.08)      (0.30)
                                                      -------         -------       -------      -------      -------     -------
      Total distributions                               (3.85)          (3.52)        (1.47)       (0.44)       (0.53)      (0.48)
                                                      -------         -------       -------      -------      -------     -------
Net asset value, end of period                         $27.24          $35.47        $36.34       $29.41       $25.47      $20.17
                                                      =======         =======       =======      =======      =======     =======
Total return                                           (12.39)%(3)       7.68%        29.78%       17.36%       29.47%      32.15%
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)     $2,335,026      $2,934,708    $3,139,784   $2,873,769   $1,693,294    $646,979
      Ratio of expenses to average net assets            1.13%(4)        1.10%         1.11%        1.14%        1.15%       1.19%
      Ratio of net investment income to
            average net assets                           1.22%(4)        1.14%         0.80%        1.15%        0.47%       3.27%
      Portfolio turnover rate                              10%(3)          19%           10%          13%           8%         11%

(1) Includes redemption fees of $0.01 per share.

(2) Includes  redemption  fees of  $0.02  per  share.

(3) Not annualized.

(4) Annualized.

@ Calculated based on the average number of shares outstanding during the period.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                       31
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

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            INDUSTRY DIVERSIFICATION
                                AT APRIL 30, 2008



THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2008 IS AS FOLLOWS:
(UNAUDITED)

             [Data below represents Bar Chart in the Printed piece]

Agriculture                                    11.47
Holding Companies                               8.4
Diversified Operations                          6.98
Insurance                                       6.66
Forest Products & Paper                         6.49
Non-U.S. Real Estate Operating Companies        5.97
Securities Brokerage                            4.52
Other Financial                                 4.28
Building & Construction Products/Services       4.02
Transportation                                  4.02
Electronics Components                          3.69
Metals & Mining                                 3.45
Technology-Hardware                             2.8
Telecommunications                              2.45
Advertising                                     1.98
Other                                           2.82
Cash & Equivalents (Net)                          20



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       32
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2008
                                   (UNAUDITED)

                                                                                                                          VALUE
                                           SHARES        ISSUES                                                          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 80.00%
Advertising - 1.98%                       1,312,400      Asatsu-DK, Inc. (Japan)                                      $ 39,756,311
                                                                                                                      ------------

Agriculture - 11.47%                      9,825,749      ABB Grain, Ltd. (c) (Australia)                                92,613,530
                                            286,336      United International Enterprises, Ltd. (c) (Denmark) (1)       32,354,012
                                          7,685,264      Viterra, Inc. (a) (e) (Canada)                                105,080,017
                                                                                                                      ------------
                                                                                                                       230,047,559
                                                                                                                      ------------

Building & Construction                     236,342      Imerys SA (France)                                             20,481,522
Products/Services - 4.02%                13,146,300      Nippon Sheet Glass Co., Ltd. (Japan)                           60,178,283
                                                                                                                      ------------
                                                                                                                        80,659,805
                                                                                                                      ------------

Corporate Services - 0.52%               22,522,784      Boardroom, Ltd. (c) (Singapore)                                10,463,740
                                                                                                                      ------------

Diversified Operations - 6.98%            2,070,626      Antarchile S.A. (Chile)                                        45,704,762
                                         12,414,517      CSR, Ltd. (Australia)                                          37,013,504
                                          5,058,200      Hutchison Whampoa, Ltd. (Hong Kong)                            49,490,610
                                            131,600      Lundbergforetagen AB, Class B (Sweden)                          7,858,324
                                                                                                                      ------------
                                                                                                                       140,067,200
                                                                                                                      ------------

Electronics - 1.15%                         812,000      Futaba Corp. (Japan)                                           13,946,550
                                          1,181,400      Nichicon Corp. (Japan)                                          9,066,281
                                                                                                                      ------------
                                                                                                                        23,012,831
                                                                                                                      ------------

Electronics Components - 3.69%           19,359,300      WBL Corp., Ltd. (c) (Singapore)                                73,950,941
                                                                                                                      ------------

Engineering/Construction - 0.03%             43,800      Chudenko Corp. (Japan)                                            688,686
                                                                                                                      ------------

Food & Beverage - 0.63%                  28,292,000      Vitasoy International Holdings, Ltd. (Hong Kong)               12,669,983
                                                                                                                      ------------

Forest Products & Paper - 6.49%           3,817,500      Canfor Corp. (a) (Canada)                                      30,893,283
                                         71,271,097      Catalyst Paper Corp. (a) (b) (c) (e) (Canada)                  69,353,267
                                         44,893,185      Rubicon, Ltd. (a) (c) (New Zealand)                            29,821,421
                                                                                                                      ------------
                                                                                                                       130,067,971
                                                                                                                      ------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       33
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                     THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT APRIL 30, 2008
                                  (UNAUDITED)

                                                                                                                          VALUE
                                           SHARES        ISSUES                                                          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Holding Companies - 8.40%                   761,561      Compagnie Nationale a Portefeuille (Belgium)                 $ 60,277,512
                                          4,811,400      Guoco Group, Ltd. (Hong Kong) (2)                              51,582,796
                                            680,000      LG Corp. (South Korea)                                         56,629,931
                                                                                                                      ------------
                                                                                                                       168,490,239
                                                                                                                      ------------

Insurance - 6.66%                            47,248      Allianz SE (Germany)                                            9,659,417
                                            124,876      Blue Ocean Reinsurance, Ltd. (a) (b) (c) (Bermuda)              2,646,101
                                          8,981,415      BRIT Insurance Holdings PLC (United Kingdom)                   43,796,318
                                             70,000      Millea Holdings, Inc. (Japan)                                   2,968,697
                                          1,798,724      Montpelier Re Holdings, Ltd. (Bermuda)                         29,678,946
                                             86,155      Munich Re (Germany)                                            16,716,301
                                              7,828      Norton Holdings, Ltd. (a) (b) (Bermuda)                            44,104
                                          2,520,050      Sompo Japan Insurance, Inc. (Japan)                            28,039,600
                                                                                                                      ------------
                                                                                                                       133,549,484
                                                                                                                      ------------

Metals & Mining - 3.45%                   3,792,832      Dundee Precious Metals, Inc. (a) (c) (Canada)                  24,291,298
                                          1,025,000      Dundee Precious Metals, Inc. (a) (c) (f) (Canada)               6,564,641
                                            512,500      Dundee Precious Metals, Inc. Warrants,
                                                           expires 6/29/12 (a) (e) (Canada)                                498,709
                                            853,742      Newmont Mining Corp.                                           37,743,934
                                                                                                                      ------------
                                                                                                                        69,098,582
                                                                                                                      ------------

Non-U.S. Real Estate                      2,261,800      Daibiru Corp. (Japan)                                          24,752,882
Operating Companies - 5.97%              95,915,023      GuocoLeisure, Ltd. (a) (c) (Singapore) (2)                     54,109,356
                                         17,450,000      Liu Chong Hing Investment, Ltd. (Hong Kong)                    20,376,228
                                            812,000      Mitsui Fudosan Co., Ltd. (Japan)                               20,459,105
                                                                                                                      ------------
                                                                                                                       119,697,571
                                                                                                                      ------------

Other Financial - 4.28%                  90,231,000      Yuanta Financial Holding Co., Ltd. (a) (Taiwan)                85,941,342
                                                                                                                      ------------

Pharmaceuticals - 0.49%                     125,000      Sanofi-Aventis SA (France)                                      9,788,345
                                                                                                                      ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       34
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2008
                                   (UNAUDITED)

                                                                                                                          VALUE
                                           SHARES        ISSUES                                                          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Securities Brokerage - 4.52%             97,017,800      Asia Plus Securities Public Co., Ltd. (Thailand)             $  10,341,222
                                          2,192,600      Capital Nomura Securities Public Co., Ltd., NVDR (Thailand)      2,057,075
                                         43,764,605      Capital Securities Corp. (Taiwan)                               35,718,875
                                         38,126,960      Hotung Investment Holdings, Ltd. (Taiwan) (2)                    5,909,679
                                            652,300      Ichiyoshi Securities Co., Ltd. (Japan)                           7,113,605
                                         39,319,600      KGI Securities Public Co., Ltd., NVDR (Thailand)                 2,802,343
                                         30,374,790      President Securities Corp. (Taiwan)                             26,736,000
                                                                                                                      -------------
                                                                                                                         90,678,799
                                                                                                                      -------------

Technology-Hardware - 2.80%              25,128,000      Gigabyte Technology Co., Ltd. (Taiwan)                          21,746,377
                                         56,450,000      United Microelectronics Corp. (Taiwan)                          34,484,605
                                                                                                                      -------------
                                                                                                                         56,230,982
                                                                                                                      -------------

Telecommunications - 2.45%               30,050,529      Netia S.A. (a) (c) (Poland)                                     49,063,752
                                                                                                                      -------------

Transportation - 4.02%                    4,578,800      BW Gas ASA (Norway)                                             39,588,371
                                          6,117,000      Seino Holdings Co., Ltd. (Japan)                                40,942,751
                                                                                                                      -------------
                                                                                                                         80,531,122
                                                                                                                      -------------

                                                         TOTAL COMMON STOCKS AND WARRANTS
                                                         (Cost $1,435,777,323)                                        1,604,455,245
                                                                                                                      -------------
                                           NOTIONAL
                                         AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.06%
Foreign Currency
Put Options - 0.06%                     150,000,000      Euro Currency, strike 1.379 EUR, expires 2/9/09                  1,209,450
                                                                                                                      -------------

                                                         TOTAL PURCHASED OPTIONS
                                                         (Cost $3,427,500)                                                1,209,450
                                                                                                                      -------------




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       35
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2008
                                   (UNAUDITED)

                                          PRINCIPAL                                                                     VALUE
                                         AMOUNT ($)      ISSUES                                                        (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 21.61%
Repurchase Agreement - 8.18%            164,094,227      Bear Stearns, 2.00%, dated 4/30/08, due 5/1/08 (d)         $  164,094,227
                                                                                                                    --------------

U.S. Government
Obligations - 13.43%                    270,000,000      U.S. Treasury Bills, 1.09%-1.49%+, due 5/1/08-7/17/08         269,426,797
                                                         TOTAL SHORT TERM INVESTMENTS
                                                         (Cost $433,615,578)                                           433,521,024
                                                                                                                    --------------

                                                         TOTAL INVESTMENT PORTFOLIO - 101.67%
                                                         (Cost $1,872,820,401)                                       2,039,185,719

                                                         LIABILITIES IN EXCESS OF OTHER ASSETS - (1.67%)               (33,526,978)
                                                                                                                    --------------

                                                         NET ASSETS - 100.00%
                                                         (Applicable to 104,285,459 shares outstanding)             $2,005,658,741
                                                                                                                    ==============


 Notes:

EUR: Euro.

NVDR: Non-Voting Depository Receipt.

(a) Non-income producing security.

(b) Fair valued security.

(c) Affiliated  issuers - as defined  under the  Investment  Company Act of 1940
    (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Repurchase agreement collateralized by:

        U.S. Treasury Notes, par value $105,870,000, due 8/15/10-8/15/15, value
        $112,354,874.

        U.S. Treasury Inflation Indexed Notes, par value $49,835,000, due 4/15/11-7/15/17, value $56,500,006.

(e) Security is subject to restrictions on resale.

(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

+   Annualized yield at date of purchase.

(1) Incorporated in Bahamas.

(2) Incorporated in Bermuda.

The aggregate cost is $1,872,820,401.

The aggregate gross unrealized appreciation is $332,527,542.

The aggregate gross unrealized depreciation is $(166,162,224).


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       36
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                     THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2008
                                   (UNAUDITED)

  Country Concentration
                             % of
                          Net Assets
                          ----------
United States *             23.56%
Japan                       12.36
Canada                      11.80
Taiwan                      10.50
Singapore                    6.91
Hong Kong                    6.69
Australia                    6.46
Belgium                      3.01
South Korea                  2.82
Poland                       2.45
Chile                        2.28
United Kingdom               2.18
Norway                       1.97
Bermuda                      1.61
Denmark                      1.61
France                       1.51
New Zealand                  1.49
Germany                      1.31
Thailand                     0.76
Sweden                       0.39
                           -------
Total                      101.67%
                           =======
  * Includes cash equivalents.










   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       37
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                AT APRIL 30, 2008
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
      Unaffiliated issuers (cost of $1,262,632,923)                       $1,429,859,433
      Affiliated issuers (cost of $446,093,251)                              445,232,059
      Repurchase agreements (cost of $164,094,227)                           164,094,227
                                                                          --------------
            Total investments (cost of $1,872,820,401)                     2,039,185,719
Foreign currency at value (cost of $38)                                               38
Receivable for fund securities sold                                            6,526,102
Dividends and interest receivable                                              5,805,249
Receivable for fund shares sold                                                4,166,639
Other assets                                                                      35,236
                                                                          --------------
            Total assets                                                   2,055,718,983
                                                                          --------------
LIABILITIES:
Payable for securities purchased                                              45,093,777
Payable for fund shares redeemed                                               2,349,712
Payable to investment adviser                                                  2,044,765
Accounts payable and accrued expenses                                            413,607
Deferred tax liability payable (Note 1)                                            3,831
Payable for other shareholder servicing fees (Note 3)                            149,863
Payable to trustees                                                                4,687
                                                                          --------------
            Total liabilities                                                 50,060,242
                                                                          --------------
            Net assets                                                    $2,005,658,741
                                                                          ==============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
      104,285,459 shares outstanding                                      $1,829,697,190
Accumulated distributions in excess of net investment income                 (89,755,776)
Accumulated undistributed net realized gains from
      investments and foreign currency transactions                           99,398,300
Net unrealized appreciation of investments and translation
      of foreign currency denominated assets and liabilities                 166,319,027
                                                                          --------------
            Net assets applicable to capital shares outstanding           $2,005,658,741
                                                                          ==============
Net asset value, offering and redemption price per share                          $19.23
                                                                                  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       38
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                     THIRD AVENUE INTERNATIONAL VALUE FUND
                            STATEMENT OF OPERATIONS
                               AT APRIL 30, 2008
                                  (UNAUDITED)

INVESTMENT INCOME:
      Interest                                                                          $   4,059,068
      Dividends - unaffiliated issuers (net of foreign withholding tax of $720,548)        12,488,357
      Dividends - affiliated issuers (Note 4)                                               1,615,891
      Other income                                                                              5,002
                                                                                        -------------
            Total investment income                                                        18,168,318
                                                                                        -------------

EXPENSES:
      Investment advisory fees (Note 3)                                                    12,228,365
      Other shareholder servicing fees (Note 3)                                               932,125
      Custodian fees                                                                          454,277
      Legal fees                                                                              234,658
      Transfer agent fees                                                                     229,711
      Reports to shareholders                                                                 165,730
      Accounting fees                                                                          78,309
      Administration fees (Note 3)                                                             57,291
      Trustees' and officers' fees and expenses                                                56,742
      Auditing and tax consulting fees                                                         52,868
      Registration fees                                                                        28,910
      Insurance expense                                                                        11,959
      Miscellaneous expenses                                                                   31,787
                                                                                        -------------
            Total operating expenses                                                       14,562,732
                                                                                        -------------
            Net investment income                                                           3,605,586
                                                                                        -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY
TRANSACTIONS AND DEFERRED TAXES:
      Net realized gain on investments - unaffiliated issuers                              99,047,564*
      Net realized gain on investments - affiliated issuers                                 6,579,431
      Net realized gain on foreign currency transactions                                      453,615
      Net change in unrealized appreciation/depreciation on investments                  (279,814,409)
      Net change in unrealized appreciation/depreciation on translation of other
            assets and liabilities denominated in foreign currency                           (146,601)
      Net change in deferred taxes on unrealized appreciation                                 299,573
                                                                                        -------------
            Net loss on investments, foreign currency transactions and deferred taxes    (173,580,827)
                                                                                        -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $(169,975,241)
                                                                                        =============
  * Net of capital gains tax of $51,823.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       39
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                     THIRD AVENUE INTERNATIONAL VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED         FOR THE YEAR
                                                                                     APRIL 30, 2008            ENDED
                                                                                       (UNAUDITED)        OCTOBER 31, 2007
                                                                                    ---------------       ----------------
OPERATIONS:
      Net investment income                                                         $    3,605,586        $   34,397,769
      Net realized gain on investments - unaffiliated issuers                           99,047,564           237,450,012
      Net realized gain on investments - affiliated issuers                              6,579,431            39,587,052
      Net realized loss on written options                                                      --            (3,600,000)
      Net realized gain (loss) on foreign currency transactions                            453,615            (1,390,466)
      Net change in unrealized appreciation/depreciation on investments               (279,814,409)           94,412,983
      Net change in unrealized appreciation/depreciation on translation
            of other assets and liabilities denominated in foreign currency               (146,601)             (278,703)
      Net change in deferred taxes on unrealized appreciation                              299,573                    --
                                                                                    --------------        --------------
      Net increase (decrease) in net assets resulting from operations                 (169,975,241)          400,578,647
                                                                                    --------------        --------------

DISTRIBUTIONS:
      Dividends to shareholders from net investment income                             (70,394,976)         (105,951,673)
      Distributions to shareholders from net realized gains                           (276,875,280)         (170,052,532)
                                                                                    --------------        --------------
      Decrease in net assets from distributions                                       (347,270,256)         (276,004,205)
                                                                                    --------------        --------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                                                     285,848,110           208,010,930
      Net asset value of shares issued in reinvestment of
            dividends and distributions                                                313,575,613           245,564,779
      Redemption fees                                                                      281,347               478,265
      Cost of shares redeemed                                                         (405,384,174)         (607,689,400)
                                                                                    --------------        --------------
      Net increase (decrease) in net assets resulting from capital
            share transactions                                                         194,320,896          (153,635,426)
                                                                                    --------------        --------------
      Net decrease in net assets                                                      (322,924,601)          (29,060,984)
      Net assets at beginning of period                                              2,328,583,342         2,357,644,326
                                                                                    --------------        --------------
      Net assets at end of period
            (including undistributed net investment income of
            $0 and $0, respectively)                                                $2,005,658,741        $2,328,583,342
                                                                                    ==============        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                     THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                      FOR THE SIX
                                                      MONTHS ENDED                          YEARS ENDED OCTOBER 31,
                                                     APRIL 30, 2008     ----------------------------------------------------------
                                                       (UNAUDITED)        2007         2006         2005        2004        2003
                                                     --------------     -------       -------      -------     -------     -------
Net asset value, beginning of period                    $25.01          $23.77        $20.40       $17.17      $13.49       $9.73
                                                        ------          ------        ------       ------      ------      ------
Income (loss) from investment operations:
      Net investment income                               0.04@           0.37          0.86+        0.30        0.25        0.08
      Net gain (loss) on securities (both realized
            and unrealized)                              (1.98)(2)        3.69(2)       3.07(1)      3.15(1)     3.73(1)     3.76(1)
                                                        ------          ------        ------       ------      ------      ------
      Total from investment operations                   (1.94)           4.06          3.93         3.45        3.98        3.84
                                                        ------          ------        ------       ------      ------      ------
Less distributions:
      Dividends from net investment income               (0.78)          (1.08)        (0.46)       (0.22)      (0.30)      (0.08)
      Distributions from realized gains                  (3.06)          (1.74)        (0.10)          --          --          --
                                                        ------          ------        ------       ------      ------      ------
      Total distributions                                (3.84)          (2.82)        (0.56)       (0.22)      (0.30)      (0.08)
                                                        ------          ------        ------       ------      ------      ------
Net asset value, end of period                          $19.23          $25.01        $23.77       $20.40      $17.17      $13.49
                                                        ======          ======        ======       ======      ======      ======
Total return                                             (6.96%)(3)      18.86%        19.63%       20.24%      29.95%      39.84%
Ratios/Supplemental Data:
      Net assets, end of period (in thousands)      $2,005,659      $2,328,583    $2,357,644   $1,934,959    $437,361     $97,285
      Ratio of expenses to average net assets
            Before expense reimbursement/recovery         1.49%(4)        1.45%         1.45%        1.52%       1.58%       2.21%
            After expense reimbursement/recovery           N/A             N/A           N/A         1.53%       1.75%       1.75%
      Ratio of net investment income to
            average net assets
            Before expense reimbursement/recovery         0.37%(4)        1.48%         3.25%+       1.19%       0.75%       0.06%
            After expense reimbursement/recovery           N/A             N/A           N/A         1.18%       0.58%       0.52%
      Portfolio turnover rate                               12%(3)          23%           34%           3%         11%          4%

(1) Includes redemption fees of $0.02 per share.

(2) Includes redemption fees of less than $0.01 per share.

(3) Not annualized.

(4) Annualized.

+ Investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding this special dividend, the ratio of net investment income to average net assets would have been 2.25%.

@ Calculated based on the average number of shares outstanding during the period.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2008
                                  (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:
Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield securities) that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets in securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in a securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies or loans secured by real estate that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States.
While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be


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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                  (UNAUDITED)

invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

Because of the Funds' disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

ACCOUNTING POLICIES:
The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:
Generally, the Funds' investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees (the "Board"), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

Each Fund may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of the Funds, under procedures established by the Board. At April 30, 2008, such securities had a total fair value of $31,355,503 or 0.31% of net assets of Third Avenue Value Fund, $32,596,619 or 1.71% of net assets of Third Avenue Small-Cap Value Fund, $7,789,396 or 0.33% of net assets of Third Avenue Real Estate Value Fund and $72,043,472 or 3.59% of net assets of Third Avenue International Value Fund. Among the factors considered by the Funds' Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accor-



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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

dance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

      o   INVESTMENTS  AND  ASSETS  AND   LIABILITIES   DENOMINATED  IN  FOREIGN
          CURRENCIES: At the prevailing rates of exchange on the valuation date.

      o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.



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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

OPTION CONTRACTS:

An option  contact  gives the buyer the right,  but not the  obligation,  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call options is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders' fees, both of which are included in securities lending income in the Statement of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. Dividends or other distributions on loaned securities may also receive different tax treatment than would otherwise be the case. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of securities loaned.



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                                       45
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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

During the six months ended April 30, 2008, the following Fund had securities lending income, which is included in the Statement of Operations, totaling:

FUND
----
Third Avenue Value Fund           $3,051,525

There were no securities on loan for the Funds at April 30, 2008.

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. The tax basis net income and capital gains and losses of the Funds are determined only at the end of each fiscal year.

INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48") on April 30, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund's average net assets relative to the total average net assets of the Trust. Certain expenses



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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds' average net assets relative to the total average net assets of Third Avenue Variable Series Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $170,025 for the six months ended April 30, 2008. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $59,000. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $4,000.

ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands required disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007.

In February 2007, FASB issued Statement of Financial Accounting Standards No. 159 ("FAS 159") "The Fair Value Option for Financial Assets and Financial Liabilities--including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") "Disclosures about Derivative Instruments and Hedging Activities"--an amendment of FASB Statement No. 133 ("FAS 133")," which expands the disclosure requirements in FAS 133 about an entity's derivative instruments and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

Management is currently evaluating the impact the adoption of these accounting pronouncements will have on the Funds' financial statements and related disclosures.




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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:
The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, as ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2008 were as follows:

                                                  PURCHASES          SALES
                                                  ---------          -----
       Third Avenue Value Fund:
              Affiliated                        $521,889,353     $         --
              Unaffiliated                       640,736,751      663,808,894
       Third Avenue Small-Cap Value Fund:
              Affiliated                          86,985,885        1,772,870
              Unaffiliated                       262,230,780      468,367,487
       Third Avenue Real Estate Value Fund:
              Affiliated                           1,296,016        6,619,210
              Unaffiliated                       234,238,434      329,730,498
       Third Avenue International Value Fund:
              Affiliated                          50,320,751       21,712,248
              Unaffiliated                       157,893,252      376,585,623

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds' Chief Compliance Officer and other miscellaneous expenses. At April 30, 2008, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had amounts payable to the Adviser of $998,304, $171,942, $195,347 and $150,820, respectively, for reimbursement of expenses paid by the Adviser. Under current arrangements for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, each Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and


--------------------------------------------------------------------------------
                                       48
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

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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

interest and taxes, exceeds 1.90% of the first $100 million of each Fund's average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse each Fund in an amount equal to that excess. Whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Whenever in any fiscal year, Third Avenue International Value Fund's normal operating expenses including the investment advisory fee, but excluding brokerage commissions and taxes exceed 1.75% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for the six months ended April 30, 2008.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between
(i) $191,022 plus .01% of the Fund's average net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds' transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer's shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2008, such fees amounted to $5,973,246 for Third Avenue Value Fund, $1,008,236 for Third Avenue Small-Cap Value Fund, $1,364,897 for Third Avenue Real Estate Value Fund and $932,125 for Third Avenue International Value Fund.



--------------------------------------------------------------------------------
                                       49
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

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                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman, LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended April 30, 2008, the Funds incurred brokerage commissions, paid to related parties as follows:

     FUND                                   M.J. WHITMAN LLC    PRIVATE DEBT LLC
     ----                                   ----------------    ----------------
     Third Avenue Value Fund                      $1,073,842          $--
     Third Avenue Small-Cap Value Fund               512,082           --
     Third Avenue Real Estate Value Fund             623,034           --
     Third Avenue International Value Fund           565,314           --

INVESTMENT IN AFFILIATES:

A summary of the Funds' transactions in securities of affiliated issuers for the six months ended April 30, 2008 is set forth below:

THIRD AVENUE VALUE FUND

                                             SHARES                                    SHARES                       DIVIDEND INCOME
                                        HELD AT OCT. 31,    SHARES        SHARES   HELD AT APR. 30,     VALUE AT     NOV. 1, 2007 -
NAME OF ISSUER:                               2007         PURCHASED       SOLD          2008         APR. 30, 2008   APR. 30, 2008
-----------                             ----------------   ---------       ----    ----------------  --------------   ------------
ACA Capital Holdings, Inc.                 3,806,722              --          --       3,806,722      $  1,164,857     $        --
Alamo Group, Inc.                            594,300              --          --         594,300        12,099,948          71,316
AVX Corp.                                  9,046,200              --          --       9,046,200       119,138,454         361,848
Carver Bancorp, Inc.                         218,500              --          --         218,500         2,458,125          43,700
Chong Hing Bank, Ltd.*                    26,127,450              --   6,569,000      19,558,450        47,081,927       1,147,535
Covanta Holding Corp.                      8,816,889              --          --       8,816,889       234,793,754              --
FedFirst Financial Corp.                     353,109         136,927          --         490,036         3,381,248              --
Forest City Enterprises, Inc., Class A     7,011,858       1,669,227          --       8,681,085       320,679,280       1,308,974
Gouverneur Bancorp, Inc.                     205,511              --          --         205,511         1,870,150          32,882
Henderson Land Development Co.,
  Ltd.                                   113,328,000       5,743,738          --     119,071,738       909,102,020      16,310,769
Home Federal Bancorp, Inc.                   137,000         137,157          --         274,157         2,083,593          32,899
Home Products International, Inc.            526,368              --          --         526,368           563,214              --
MBIA, Inc.                                 7,077,906      16,071,939          --      23,149,845       240,758,388       3,426,488
Radian Group, Inc.                        10,359,150         290,200          --      10,649,350        57,506,490         420,170
RHJ International                          4,628,913              --          --       4,628,913        61,075,082              --
SFSB, Inc.                                   242,800              --          --         242,800         1,687,460              --
St. Joe Co. (The)                          6,666,078         749,634          --       7,415,712       301,597,007              --
Tejon Ranch Co.                            3,420,106              --          --       3,420,106       144,533,680              --
Toyota Industries Corp.                   15,922,200       2,454,200          --      18,376,400       637,965,130       5,515,978
                                                                                                    --------------     -----------
          Total Affiliates                                                                          $3,099,539,807     $28,672,559
                                                                                                    ==============     ===========



--------------------------------------------------------------------------------
                                       50
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

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

THIRD AVENUE SMALL-CAP VALUE FUND

                                             SHARES                                    SHARES                        DIVIDEND INCOME
                                        HELD AT OCT. 31,    SHARES       SHARES   HELD AT APR. 30,    VALUE AT       NOV. 1, 2007 -
NAME OF ISSUER:                               2007         PURCHASED      SOLD          2008        APR. 30, 2008     APR. 30, 2008
--------------                          ----------------   ---------      ----    ----------------  -------------     -------------
Bel Fuse, Inc., Class B                      707,092          59,150          --        766,242      $ 19,975,929      $  107,274
Borland Software Corp.*                    4,552,252              --   1,000,000      3,552,252         6,287,486              --
Bronco Drilling Co., Inc.                  2,172,932          16,900          --      2,189,832        37,665,110              --
Catalyst Paper Corp.                      12,107,879       9,422,474          --     21,530,353        20,950,994              --
Cross Country Healthcare, Inc.               734,219       1,942,551          --      2,676,770        32,014,169              --
Deltic Timber Corp.*                         680,367              --      75,762        604,605        31,892,914         102,055
Encore Wire Corp.                          1,054,836       1,213,022          --      2,267,858        51,253,591          82,434
Haverty Furniture Cos., Inc.               1,891,945              --          --      1,891,945        17,273,458         255,413
Herley Industries, Inc.                    1,398,130           2,407          --      1,400,537        17,072,546              --
K-Swiss, Inc., Class A                     1,688,331         659,339     100,000      2,247,670        32,928,366         220,038
National Western Life Insurance
  Co., Class A                               201,126          30,202          --        231,328        58,669,407              --
Parco Co., Ltd.                            3,959,300         558,000          --      4,517,300        59,384,999         312,175
Stanley Furniture Co., Inc.                1,116,324              --          --      1,116,324        13,708,459         223,265
                                                                                                     ------------      ----------
          Total Affiliates                                                                           $399,077,428      $1,302,654
                                                                                                     ============      ==========

THIRD AVENUE REAL ESTATE VALUE FUND

                                             SHARES                                    SHARES                       DIVIDEND INCOME
                                        HELD AT OCT. 31,    SHARES       SHARES   HELD AT APR. 30,    VALUE AT       NOV. 1, 2007 -
NAME OF ISSUER:                               2007         PURCHASED      SOLD          2008        APR. 30, 2008     APR. 30, 2008
--------------                          ----------------   ---------      ----    ----------------  -------------    --------------
Acadia Realty Trust                        2,436,810              --          --      2,436,810      $ 62,479,808     $ 1,565,650
Associated Estates Realty Corp.            1,348,100              --          --      1,348,100        16,312,010         458,354
Consolidated-Tomoka Land Co.                 500,500              --          --        500,500        26,116,090         100,100
Crystal River Capital, Inc.                1,561,738              --          --      1,561,738        12,884,339       2,123,964
First Potomac Realty Trust                 1,385,000          86,286          --      1,471,286        24,997,149       1,000,474
Forest City Enterprises, Inc., Class A     6,514,964              --          --      6,514,964       240,662,770       1,042,394
JER Investors Trust, Inc.                  2,251,800              --          --      2,251,800        17,338,860       3,152,520
Killam Properties, Inc.                    1,845,100              --          --      1,845,100        14,638,416         439,503
One Liberty Properties, Inc.                 914,300              --     354,565        559,735         9,700,208         494,397
Quadra Realty Trust, Inc.*                 2,235,800              --   2,235,800             --                --       1,496,645
Thomas Properties Group, Inc.              2,411,373              --          --      2,411,373        20,086,737         289,365
                                                                                                     ------------     -----------
          Total Affiliates                                                                           $445,216,387     $12,163,366
                                                                                                     ============     ===========




--------------------------------------------------------------------------------
                                       51
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

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

THIRD AVENUE INTERNATIONAL VALUE FUND

                                            SHARES                                      SHARES                      DIVIDEND INCOME
                                       HELD AT OCT. 31,     SHARES     SHARES      HELD AT APR. 30,    VALUE AT     NOV. 1, 2007 -
NAME OF ISSUER:                              2007          PURCHASED    SOLD             2008        APR. 30, 2008   APR. 30, 2008
---------------                        ----------------    ---------    ----       ---------------- --------------  -------------
ABB Grain, Ltd.                          10,760,924          64,825    1,000,000      9,825,749      $ 92,613,530     $  475,848
Blue Ocean Reinsurance, Ltd.                124,876              --           --        124,876         2,646,101             --
Boardroom, Ltd.                          22,522,784              --           --     22,522,784        10,463,740        454,952
Catalyst Paper Corp.                     40,080,245      31,190,852           --     71,271,097        69,353,267             --
Dundee Precious Metals, Inc.              4,817,832              --           --      4,817,832        30,855,939             --
Gigabyte Technology Co., Ltd.*           37,628,000              --   12,500,000     25,128,000        21,746,377             --
GuocoLeisure, Ltd.                      103,667,023              --    7,752,000     95,915,023        54,109,356             --
Liu Chong Hing Investment, Ltd.*         19,670,000              --    2,220,000     17,450,000        20,376,228        358,199
Netia S.A.                               30,050,529              --           --     30,050,529        49,063,752             --
Rubicon, Ltd.                            44,893,185              --           --     44,893,185        29,821,421             --
United International Enterprises, Ltd.      374,296              --       87,960        286,336        32,354,012             --
Viterra, Inc.*                           12,246,464              --    4,561,200      7,685,264       105,080,017             --
WBL Corp., Ltd.                          19,290,300          69,000           --     19,359,300        73,950,941        685,091
                                                                                                     ------------     ----------
          Total Affiliates                                                                           $592,434,681     $1,974,090
                                                                                                     ============     ==========

  * As of April 30, 2008, no longer an affiliate.

Certain employees of the Adviser serve as members of the Board of Directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2008, the Funds received the following fees:
$62,073 for Third Avenue Value Fund, $1,611 for Third Avenue Small-Cap Value Fund and $2,227 for Third Avenue Real Estate Value Fund. These fees are included in Other income on the accompanying Statement of Operations.




--------------------------------------------------------------------------------
                                       52
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                             THIRD AVENUE                              THIRD AVENUE
                                                              VALUE FUND                           SMALL-CAP VALUE FUND
                                              --------------------------------------      ------------------------------------
                                                FOR THE SIX               FOR THE           FOR THE SIX            FOR THE
                                               MONTHS ENDED             YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                              APRIL 30, 2008         OCTOBER 31, 2007     APRIL 30, 2008       OCTOBER 31, 2007
                                              ---------------         ---------------     ---------------       ---------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
     of period                                  178,201,270             153,848,187          81,182,322            90,805,077
                                                -----------             -----------          ----------            ----------
     Shares sold                                 22,452,969              45,597,343           3,692,348             7,228,330
     Shares reinvested from dividends
          and distributions                       5,594,473               8,012,366           8,751,531             4,585,307
     Shares redeemed                            (24,691,516)            (29,256,626)        (13,669,984)          (21,436,392)
                                                -----------             -----------          ----------            ----------
Net increase (decrease) in Fund shares            3,355,926              24,353,083          (1,226,105)           (9,622,755)
                                                -----------             -----------          ----------            ----------
Shares outstanding at end of period             181,557,196             178,201,270          79,956,217            81,182,322
                                                ===========             ===========          ==========            ==========

                                                              THIRD AVENUE                             THIRD AVENUE
                                                         REAL ESTATE VALUE FUND                  INTERNATIONAL VALUE FUND
                                              --------------------------------------      ------------------------------------
                                                FOR THE SIX               FOR THE           FOR THE SIX            FOR THE
                                               MONTHS ENDED             YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                              APRIL 30, 2008         OCTOBER 31, 2007     APRIL 30, 2008       OCTOBER 31, 2007
                                              ---------------         ---------------     ---------------       ---------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
     of period                                   82,735,662              86,401,434          93,109,562            99,168,233
                                                 ----------              ----------          ----------            ----------
     Shares sold                                 10,394,420              19,139,548          15,277,896             9,021,508
     Shares reinvested from dividends
          and distributions                      10,647,177               8,499,274          17,163,416            11,274,840
     Shares redeemed                            (18,059,209)            (31,304,594)        (21,265,415)          (26,355,019)
                                                 ----------              ----------         -----------            ----------
Net increase (decrease) in Fund shares            2,982,388              (3,665,772)         11,175,897            (6,058,671)
                                                 ----------              ----------         -----------            ----------
Shares outstanding at end of period              85,718,050              82,735,662         104,285,459            93,109,562
                                                 ==========              ==========         ===========            ==========



--------------------------------------------------------------------------------
                                       53
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

Third Avenue Value Fund charges a redemption fee of 1% for shares held 60 days or less. Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.

6. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of April 30, 2008. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable.

Accordingly, Third Avenue Value Fund has segregated securities valued at $3,988,748 to meet this contingency.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS


FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Funds may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to


--------------------------------------------------------------------------------
                                       54
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                                THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008
                                   (UNAUDITED)

the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

TRADE CLAIMS:

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

FUND CONCENTRATION:

The Funds hold relatively concentrated portfolios that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating these types of securities.

8. FEDERAL INCOME TAXES

The tax character of distributions paid during the period ended April 30, 2008 was as follows:

                                                ORDINARY     NET LONG-TERM
                                                 INCOME      CAPITAL GAINS
                                               ----------    -------------
Third Avenue Value Fund                      $291,039,251    $ 80,889,956
Third Avenue Small-Cap Value Fund              36,054,670     177,755,033
Third Avenue Real Estate Value Fund            50,579,712     253,942,907
Third Avenue International Value Fund          70,394,976     276,875,280

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows:

                                               ORDINARY      NET LONG-TERM
                                                 INCOME       CAPITAL GAINS
                                               ----------    --------------
Third Avenue Value Fund                      $505,249,331     $ 14,621,692
Third Avenue Small-Cap Value Fund              49,009,478       77,757,960
Third Avenue Real Estate Value Fund            75,924,345      228,859,428
Third Avenue International Value Fund         121,976,814      154,027,391





--------------------------------------------------------------------------------
                                       55
================================================================================

================================================================================

                              [THIRD AVENUE LOGO]

                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)


At a meeting of the Board of Trustees of the Trust held on June 7, 2007, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the Investment Company
Act) (the "Independent Trustees")), approved the renewal of each Fund's Investment Advisory Agreement (collectively, the "Agreements").

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed each Fund since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. Following this session, the full Board reconvened and approved the continuation of each Agreement as being in the best interests of the relevant Fund and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

  1. the  financial  condition of the Adviser to  determine  that the Adviser is
     solvent  and   sufficiently   well   capitalized  to  perform  its  ongoing
     responsibilities to the Funds;

  2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of each Fund's advisory fees and expense ratio and in analyzing the Fund's performance;

  3. each Fund's advisory fee and total expenses versus those of the comparison universe and competitive fund group, noting, for each Fund, the Fund's below median management fees within the universe and that its fees and expenses generally were well within the range of those of the funds in its competitive group funds;

  4. performance/expense analysis of each Fund and funds in its competitive fund group;

  5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

  6. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds and the trend of declining or generally stable gross expense ratios of each Fund since inception;




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

================================================================================

                              [THIRD AVENUE LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)


  7. the profitability to the Adviser resulting from each Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

  8. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

B.  DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

  1. the nature, extent and quality of services rendered to the Funds, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Funds provided by the Adviser;

  2. the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

  3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

  1. The Trustees met in private session with the Trust's Chief Compliance Officer and reviewed the operation of the Trust's and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.

  1. The Trustees reviewed total return information for each Fund versus the comparison universe and competitive funds group and compared to the Fund's benchmark index for various periods and since inception.

  2. It was noted that each Fund's performance was favorable both on an absolute basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Fund's benchmark.






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                                       57
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

================================================================================

                              [THIRD AVENUE LOGO]



          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)


CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with each Fund's historical performance. They also considered the advisory fee and expense ratio of each Fund and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage for each Fund was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that each Fund's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Fund, including brokerage fees paid to the Adviser's affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Funds and considered each Fund's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Fund, and the size of the Fund. The Trustees concluded that operational economies of scale had benefited the Funds and that there were no other material economies of scale in which the Funds should share.









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                                       58
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

================================================================================

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE FUNDS
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; other shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2007 and held for the entire reporting period ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                       Expenses Paid
                                                     Beginning          Ending        During the Period
                                                   Account Value     Account Value   November 1, 2007 to     Annualized
                                                 November 1, 2007   April 30, 2008     April 30, 2008*      Expense Ratio
                                                ------------------  --------------   -------------------   ---------------
Third Avenue Value Fund
  Actual                                              $1,000              $  857            $5.03               1.09%
  Hypothetical                                        $1,000              $1,019            $5.47               1.09%
Third Avenue Small Cap Value Fund
  Actual                                              $1,000              $  961            $5.46               1.12%
  Hypothetical                                        $1,000              $1,019            $5.62               1.12%
Third Avenue Real Estate Value Fund
  Actual                                              $1,000              $  876            $5.27               1.13%
  Hypothetical                                        $1,000              $1,019            $5.67               1.13%
Third Avenue International Value Fund
  Actual                                              $1,000              $  930            $7.15               1.49%
  Hypothetical                                        $1,000              $1,017            $7.47               1.49%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366.



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                                       59
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

















                      [This page intentionally left blank]

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer
                                 TRANSFER AGENT
                                    PFPC Inc.
                                 P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                              Princeton, NJ 08540~

                               [THIRD AVENUE LOGO

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                            www.thirdavenuefunds.com

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

 (a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust
             ------------------

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    June 13, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    June 13, 2008

By:      /s/ Vincent J. Dugan
Name:    Vincent J. Dugan
Title:   Principal Financial Officer
Date:    June 13, 2008